Mortgage Banking Activities, Managed Servicing Portfolio Components (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	$ 1,861	$ 1,904
Total managed servicing portfolio	2,327	2,362
Ratio of MSRs to related loans serviced for others	0.75%	0.88%
Residential mortgage servicing rights [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	1,405	1,485
Owned loans serviced	342	338
Subserviced for others	5	6
Total managed servicing portfolio	1,752	1,829
Commercial Mortgage Servicing [Member]
Components of Managed Servicing Portfolio [Abstract]
Serviced for others	456	419
Owned loans serviced	112	107
Subserviced for others	7	7
Total managed servicing portfolio	$ 575	$ 533